Capital Disclosure of components of capital (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of components of capital [Line Items]
Long-term debt		$ 3,361	$ 3,212
Increase (decrease) in financial liabilities		149
Exchangeable securities		730	326
Increase (decrease) in exchangeable securities		404
Equity		3,436	4,062	$ 4,134
Cash and cash equivalents		(703)	(411)	(89)	$ (314)
Increase (decrease) in cash and cash equivalents		(292)	(322)	225
Current restricted cash and cash equivalents		(71)	(32)
Fair value asset of hedging instruments on long-term debt		(2)	(7)
Increase (decrease) in hedging instruments, liabilities		5
Total capital		6,811	7,172
Increase (decrease) in capital		(361)
Common shares
Disclosure of components of capital [Line Items]
Equity		2,896	2,978
Increase (decrease) in equity		(82)
Preferred shares
Disclosure of components of capital [Line Items]
Equity		942	942
Increase (decrease) in equity		0
Contributed surplus
Disclosure of components of capital [Line Items]
Equity		38	42	11
Increase (decrease) in equity		(4)
Deficit
Disclosure of components of capital [Line Items]
Equity		(1,826)	(1,455)	(1,496)
Increase (decrease) in equity		(371)
Accumulated other comprehensive income
Disclosure of components of capital [Line Items]
Equity	[1]	302	454	481
Increase (decrease) in equity		(152)
Non-controlling interests
Disclosure of components of capital [Line Items]
Equity		1,084	1,101	$ 1,137
Increase (decrease) in equity		(17)
TransAlta OCP
Disclosure of components of capital [Line Items]
Current restricted cash and cash equivalents		(11)	$ (10)
Increase (decrease) in restricted cash and cash equivalents		$ (1)

[1]	Refer to Note 29 for details on components of, and changes in, accumulated other comprehensive income (loss).